PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Disclosure of classes of share capital
Non-controlling interest—Redeemable Partnership Units held by Brookfield

	Non-controlling interest— Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	2019	2018	2017
Opening balance	115.8	115.8	108.4
Issued for cash	6.1	—	7.4
Ending balance	121.9	115.8	115.8

	Non-controlling interest— Redeemable Partnership Units held by Brookfield
US$ MILLIONS	2019	2018	2017
Opening balance	$2,078	$2,078	$1,778
Unit issuance	250	—	300
Ending balance	$2,328	$2,078	$2,078
Non-controlling interest—Exchange LP Units

	Non-controlling interest— Exchange LP Units held by Brookfield
UNITS MILLIONS	2019	2018	2017
Opening balance	4.4	—	—
Unit issuance	—	5.7	—
Exchange LP conversion	(3.2)	(1.3)	—
Ending balance	1.2	4.4	—

	Non-controlling interest— Exchange LP Units held by Brookfield
US$ MILLIONS	2019	2018	2017
Opening balance	$212	$—	$—
Unit issuance	—	232	—
Exchange LP conversion	(53)	(20)	—
Ending balance	$159	$212	$—
Special and Limited Partnership Capital

	Special General Partner Units			Limited Partnership Units			Total
UNITS MILLIONS	2019	2018	2017	2019	2018	2017	2019	2018	2017
Opening balance	1.6	1.6	1.6	277.3	276.6	259.4	278.9	278.2	261.0
Issued for cash	—	—	—	13.8	0.3	17.2	13.8	0.3	17.2
Conversion from Exchange LP Units	—	—	—	3.2	1.3	—	3.2	1.3	—
Repurchased and cancelled	—	—	—	(0.8)	(0.9)	—	(0.8)	(0.9)	—
Ending balance	1.6	1.6	1.6	293.5	277.3	276.6	295.1	278.9	278.2

	Special General Partner			Limited Partners			Total
US$ MILLIONS	2019	2018	2017	2019	2018	2017	2019	2018	2017
Opening balance	$19	$19	$19	$4,911	$4,907	$4,215	$4,930	$4,926	$4,234
Unit issuance	—	—	—	559	14	692	559	14	692
Conversion from Exchange LP Units	—	—	—	53	20	—	53	20	—
Repurchased and cancelled	—	—	—	(28)	(30)	—	(28)	(30)	—
Ending balance	$19	$19	$19	$5,495	$4,911	$4,907	$5,514	$4,930	$4,926
Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	2019	2018	2017
Opening balance	49.9	32.0	20.0
Issued for cash	—	18.0	12.0
Repurchased and cancelled	—	(0.1)	—
Ending balance	49.9	49.9	32.0

	Preferred Units
US$ MILLIONS	2019	2018	2017
Opening balance	$936	$595	$375
Unit issuance	—	342	220
Repurchased and cancelled	(1)	(1)	—
Ending balance	$935	$936	$595